Investments in Financial Instruments - Schedule of Investments in Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of investments in financial instruments [Abstract]
Other stock instruments	$ 640,749	$ 1,340,173